Jack-up rigs	12 Months Ended
Dec. 31, 2021
Jack Up Rigs [Abstract]
Jack Up Rigs
Note 15 - Jack-Up Rigs
Set forth below is the carrying value of our jack-up rigs:

	As of December 31,
(In $ millions)	2021	2020
Opening balance as of January 1,	2,824.6	2,683.3
Additions	23.8	37.4
Depreciation	(117.6)	(116.0)
Transfers from newbuildings (note 14)	—	312.7
Disposals (note 6)	—	(6.5)
Reclassification to asset held for sale	—	(9.2)
Impairment	—	(77.1)
Ending balance as of December 31,	2,730.8	2,824.6

Depreciation of property, plant and equipment
In addition to the depreciation in the above table, the Company recorded a depreciation charge of $2.0 million for the year ended December 31, 2021 related to property, plant and equipment ($1.9 million in 2020 and $1.7 million in 2019).
Transfer from newbuildings
During the year ended December 31, 2020, $312.7 million relates to the transfer from newbuildings to jack-up rigs. Of the total amount, $156.9 million relates to the jack-up rig "Heimdal" and $155.8 million relates to the jack-up rigs "Hild". Transferred amounts include $297.0 million in installment payments and $15.7 million in capitalized costs.

Held for sale
As at December 31, 2020, the jack-up drilling rig "Balder" was classified as held for sale. During the year ended December 31, 2021, the sale was completed and the Company recognized a loss on sale of $0.1 million (see Note 6 - Gain on Disposals).

Disposals

During the year ended December 31, 2020, disposals relate to the sale of jack up rigs "B391", "B152", "Dhabi II","MSS1" and rig related equipment (see Note 6 - Gain on Disposals). All disposals are within our dayrate segment and are part of our strategy to dispose of older assets.
Impairment
The Company recognized impairment losses for the years ended December 31, 2021, 2020 and 2019, as follows:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Atla (1)	—	30.9	—
Balder (1)	—	27.8	—
MSS1 (2)	—	18.4	—
Eir (3)	—	—	11.4
Total	—	77.1	11.4
During the year ended December 31, 2021, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our jack-up rigs may not be recoverable as of December 31, 2021. We concluded that impairment triggers existed and performed a recoverability assessment across the consolidated jack-up fleet, however no impairment loss was recognized during the year ended December 31, 2021, as the estimated undiscounted net cash flows were higher than the carrying amounts of our jack-up rigs and we concluded that a severe, yet plausible scenario, with a 10% decrease in day rates and utilization used when estimating undiscounted cash flows would not result in a shortfall between the undiscounted cash flow and carrying amount for our jack-up drilling rigs.
We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets may not be recoverable.

(1) During the year ended December 31, 2020, as a result of the coronavirus global pandemic, an indicator of impairment was identified due to the negative impact on the macro-economic environment, which lead to a fall in global oil demand. As such, management performed a fleet wide recoverability assessment which indicated that our estimated undiscounted cash flows for jack-up rigs "Atla" and "Balder" were insufficient to recover the carrying value of the cold stacked rigs. As such, during the year ended December 31, 2020, the Company recognized an impairment loss of $30.9 million relating to "Atla" and $27.0 million relating to "Balder". In addition, a further impairment loss of $0.8 million was recognized for "Balder" when the rig was classified as held for sale, as the estimated net sale price was below its carrying value.
(2) During the year ended December 31, 2020, we recognized an impairment loss of $18.4 million for the jack-up rig "MSS1" as the rig was written down to its expected sales value.
(3) During the year ended December 31, 2019 we recognized an impairment loss of $11.4 million for the jack-up rig "Eir" as the rig was written down to its expected sales value. The rig was subsequently sold during the year ended December 31, 2020.